STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

NOTE 4 - STOCK BASED COMPENSATION

Stock-based compensation expenses incurred for employees (and directors) and non-employees for the period of three months ended March 31, 2022, amounted to $857.

A. STOCK OPTIONS

On January 11, 2016, the Company’s Board of Directors approved and adopted the Todos Medical Ltd. 2015 Israeli Share Option Plan (the “2015 Plan”), pursuant to which the Company’s Board of Directors may award stock options to purchase its ordinary shares to designated participants. Subject to the terms and conditions of the 2015 Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective Option Agreements, including, but not limited to, the number of Options to be granted to each Optionee, the number of Shares to be covered by each Option, provisions concerning the time and the extent to which the Options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the Fair Market Value of the Shares covered by each Option; (iv) make an election as to the type of Approved 102 Option under Israeli IRS law; (v) designate the type of Options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the 2015 Plan; (vii) interpret the provisions of the 2015 Plan and to amend from time to time the terms of the 2015 Plan.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

The 2015 Plan permits grant of up to 6,000,000 options to purchase ordinary shares subject to adjustments set in the 2015 Plan. As of March 31, 2022, there were 2,338,838 ordinary shares available for future issuance under the 2015 Plan.

The following table presents the Company’s stock option activity for employees and directors of the Company during the periods of three months ended March 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price
	Unaudited	Unaudited
Outstanding as of January 1, 2022	16,295,083	0.040
Granted	-	-
Forfeited or expired	-	-
Outstanding as of March 31, 2022	16,295,083	0.040
Exercisable as of March 31, 2022	2,138,525	0.053

Outstanding as of January 1, 2021	3,682,818	0.663
Granted	-	-
Forfeited or expired	(1,137,735)	0.003
Outstanding as of March 31, 2021	2,545,083	0.095
Exercisable as of March 31, 2021	254,508	0.095

As of March 31, 2022, the aggregate intrinsic value for the stock options outstanding and exercisable according to $0.02 price per share is $0, with a weighted average remaining contractual life of 4.2 years.

B. RESTRICTED STOCK UNITS

The Company issues restricted stock units (“RSU”) under the 2015 Plan to employees and non-employees. The following table outlines the restricted stock awards activity for the Company’s during the periods of three months ended March 31, 2022 and 2021:

Number of RSU’s
Unaudited
Outstanding as of January 1, 2022	41,967,152
Granted	10,000,000
Vested	(3,782,699)
Forfeited or expired	-
Outstanding as of March 31, 2022	48,184,453
Weighted average grant date fair value of restricted stock awards granted during the period	0.029

Outstanding as of January 1, 2021	9,687,500
Granted	-
Vested	(1,562,500)
Forfeited or expired	-
Outstanding as of March 31, 2021	8,125,000

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 16 - STOCK OPTIONS

A.	On January 11, 2016, the Company’s Board of Directors approved and adopted the Todos Medical Ltd. 2015 Israeli Share Option Plan (the “2015 Plan”), pursuant to which the Company’s Board of Directors may award stock options to purchase its ordinary shares to designated participants. Subject to the terms and conditions of the 2015 Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective Option Agreements, including, but not limited to, the number of Options to be granted to each Optionee, the number of Shares to be covered by each Option, provisions concerning the time and the extent to which the Options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the Fair Market Value of the Shares covered by each Option; (iv) make an election as to the type of Approved 102 Option under Israeli IRS law; (v) designate the type of Options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the 2015 Plan; (vii) interpret the provisions of the 2015 Plan and to amend from time to time the terms of the 2015 Plan.

The 2015 Plan permits grant of up to 6,000,000 options to purchase ordinary shares subject to adjustments set in the 2015 Plan. As of December 31, 2021, there were no ordinary shares available for future issuance under the 2015 Plan.

B.	On July 29, 2020 (the “Commitment Date”), the Company held its Annual General Meeting of Shareholders, at which the shareholders of the Company approved compensation packages for two officers that include inter alia the Company is obligated to grant of 2,545,083 stock options which are exercisable into the same number of shares of common stock at an exercise price of $0.095 per share and shall become vested quarterly over a 5-year period from its grant date. At the Commitment Date, the Company by assistance of third-party appraiser measured the fair value of the stock options in total amount of $206 by using Black-Scholes-Merton pricing model in which the assumptions that have been used are as follows: expected dividend yield of 0%; risk-free interest rate of 0.25%; expected volatility of 131.9%, and stock options exercise period based upon the stated terms.

In addition, as one-time bonus as compensation for uncompensated efforts to the Commitment Date, the Company is obligated to grant fully vested shares equal to $275 based on the fair market value of the Company’s shares as of July 28, 2020. The Company recorded stock-based compensation expense of this amount as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations during the year ended December 31, 2020.

Moreover, upon consummation of the Company’s planned public offering, 30,000,000 restricted stock units’ bonuses will be granted to the aforesaid officers. At the Commitment Date, December 31, 2021 and 2020, the likelihood that the Performance Milestone for consummation of the Company’s planned public offering was not considered as probable. Thus, during the years ended December 31, 2021 and 2020, stock-based compensation expense has not been recorded with respect to the Performance Milestone.

During the period of nine months ended September 30, 2021, the Company recorded stock-based compensation expense amounting to $59, as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

C.	On July 29, 2020 (the “Commitment Date”), the Company held its Annual General Meeting of Shareholders, at which the shareholders of the Company approved compensation packages for all its members of the Board of Directors that include inter alia grant of restricted stock units equal to aggregate amount of $900 that shall become vested quarterly over a 3-year period from its grant date (except the restricted stock of the board chairman who will be vested quarterly over a 1-year period).

During the year ended December 1, 2021, the Company recorded stock-based compensation expense amounting to $405, respectively, as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 16 - STOCK OPTIONS (Cont.)

D.	Compensation packages for officers and members of the Board of Directors and its committees

1.	On March 10, 2021, the Company’s Compensation Committee of the Board of Directors has approved compensation package for the Company’s Chief Executive Officer that include inter alia (i) based annual salary of $400; (ii) an immediate granting of 50% of salary in restricted shares for uncompensated efforts to date; (iii) up to 30% cash bonus based on predefined milestones or milestone bonuses in form of Restricted Stock Units ranging of 250,000 up to 2,000,000 common shares, and cash bonus range of $250 up to $1,500 which are based on cumulative volume of sales range from $25,000 up to $100,000 or milestone bonuses in form of Restricted Stock Units in value of $10,000 up to $50,000 which are based on market cap range of $1,000,000 up to $2,000,000 (“Milestone Bonus Fees”); (iv) 1.5% of gross margin for the calendar year 2020 based on Board approval of the Company’s 2020 Financial Statements (“One-Time Bonus”); (v) grant of 8,750,000 stock options to purchase the same number of shares, vesting quarterly over the course of five years and (vi) 50% of base cash bonus and grant of 20,000,000 restricted shares upon consummation of the Company’s planned public offering (“Uplist Fees”).

2.	On March 10, 2021, the Company’s Compensation Committee of the Board of Directors has approved compensation package for the Company’s Chief Financial Officer that include inter alia (i) based annual salary of $250; (ii) an immediate granting of 50% of salary in restricted shares for uncompensated efforts to date; (iii) up to 30% cash bonus predefined milestones or milestone bonuses in form of Restricted Stock Units range of 50,000 up to 200,000 and cash bonus range of $75 up to $300 which are based on cumulative volume of sales range of $25,000 up to $100,000 (“Milestone Bonus Fees”); (iv) 0.5% of gross margin for the calendar year 2020 based on Board approval of the Company’s 2020 Financial Statements (“One-Time Bonus”); (v) grant of 5,000,000 stock options to purchase the same number of shares, vesting quarterly over the course of five years and (vi) 50% of base cash bonus and grant of 10,000,000 restricted shares upon consummation of the Company’s planned public offering (“Uplist Fees”).

3.	On March 10, 2021, the Company’s Compensation Committee of the Board of Directors has approved compensation package for the Company’s members of the Board of Directors and its committees that include inter alia (i) each board member will receive $65 annual salary (to be paid quarterly after financing) and $150 in RSU vesting quarterly over three years; (ii) the Chairman of the board will receive $65 annual salary (to be paid quarterly after consummation of the Company’s planned public offering) and $150 in RSU annually; (iii) Lead Independent Director is entitled to receive additional 100% of annual board cash compensation and RSU; (iv) a grant of RSU of the Company upon consummation of the Company’s planned public offering in an amount equal to annual compensation of each director (“Uplist Fee”) and (iv) cash bonus of $71 to be paid for services of all board committees (“Bonus Fee”).

On July 26, 2021 the Annual General Meeting of the Company approved the Compensation packages for officers and members of the Board of Directors and its committees as detailed above.

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2020 and 2019:

	Number of Options	Weighted Average Exercise Price
Exercisable as of December 31, 2020	3,682,818	0.663
Granted (A)	13,750,000	0.030
Forfeited or expired	(1,137,735)	0.003
Outstanding as of December 31, 2021	16,295,083	0.040
Exercisable as of December 31, 2021	1,323,771	0.061

	Number of Options	Weighted Average Exercise Price
Outstanding as of December 31, 2019	2,267,571	0.061
Granted (B)	2,545,083	0.095
Forfeited or expired	(1,129,836)	0.120
Outstanding as of December 31, 2020	3,682,818	0.663
Exercisable as of December 31, 2020	877,122	0.160

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 16 - STOCK OPTIONS (Cont.)

As of December 31, 2021, the aggregate intrinsic value for the stock options outstanding and exercisable according to $0.058 price per share is $19, with a weighted average remaining contractual life of 4.5 years.

Stock-based compensation expenses incurred for employees (and directors) and non-employees for the year ended December 31, 2021, amounted to $645.

As of December 31, 2021, the aggregate accrual for officers and members of the board and its committees in connection with salary and other benefits, amounted to $1,752 and is included in Other Current liabilities in the balance sheet.